Cash and Cash Equivalents - Additional Information (Detail)	Dec. 10, 2020 MXN ($) Trust	Dec. 28, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of cash and cash equivalents [Line Items]
Number of trusts established | Trust	12
Expansion of trust commitment	$ 535,305,000
Cash and cash equivalents			$ 14,444,549,000	$ 7,500,193,000	$ 6,151,457,000	$ 7,730,143,000
Guadalajara airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Expansion of trust commitment		$ 115,000,000
Cash and cash equivalents			0
Puerto Vallarta airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents			0
San Jose del Cabo airport [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents			$ 0